Finance debt - Non-current debt maturity profile (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Total repayment of non-current finance debt	$ 23,763	$ 19,361	$ 22,230
Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average maturity (years - including current portion)	8 years	9 years
Weighted average annual interest rate (% - including current portion)	3.54%	3.44%
Year 2 and 3
Disclosure of detailed information about borrowings [line items]
Total repayment of non-current finance debt	$ 5,366	$ 4,462
Year 4 and 5
Disclosure of detailed information about borrowings [line items]
Total repayment of non-current finance debt	3,275	2,463
After 5 years
Disclosure of detailed information about borrowings [line items]
Total repayment of non-current finance debt	$ 15,122	$ 12,436